Annual Total Returns (Bar Chart) - International Core Trust (International Core Trust, Series I, International Core Trust)	12 Months Ended
May 01, 2011
International Core Trust | Series I, International Core Trust
Bar Chart Table:
2001	(21.54%)
2002	(21.69%)
2003	30.27%
2004	15.59%
2005	15.94%
2006	24.69%
2007	11.49%
2008	(38.62%)
2009	18.64%
2010	9.58%